Revenue - Summary of Revenue by Region (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Amount	$ 1,079,472	$ 1,177,061	$ 4,561,300	$ 5,332,979
Americas [Member]
Disaggregation of Revenue [Line Items]
Amount	582,827	669,775	2,677,050	3,307,129
Europe, Middle East and Africa (EMEA) [Member]
Disaggregation of Revenue [Line Items]
Amount	386,250	407,910	1,511,886	1,588,539
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 110,395	$ 99,376	$ 372,364	$ 437,311
Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	100.00%	100.00%	100.00%	100.00%
Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Americas [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	54.00%	62.00%	59.00%	62.00%
Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Europe, Middle East and Africa (EMEA) [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	36.00%	30.00%	33.00%	30.00%
Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	10.00%	8.00%	8.00%	8.00%